Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of right of use asse
June 30, 2020
Operating office lease	$269,054
Less accumulated reduction	(91,723)
Balance of ROU asset at June 30, 2020	$177,331

December 31, 2019
Operating office lease	$269,054
Less accumulated reduction	(55,034)
Balance of ROU asset at December 31, 2019	$214,020

Schedule of operating lease liability
June 30, 2020
Total lease liability	$269,054
Reduction of lease liability	(91,723)
Total	177,331
Less short term portion as of June 30, 2020	(73,378)
Long term portion as of June 30, 2020	$103,953

December 31, 2019
Total lease liability	$269,054
Reduction of lease liability	(55,034)
Total	214,020
Less short term portion as of December 31, 2019	(73,378)
Long term portion as of December 31, 2019	$140,642

Schedule of future base lease payments under the non-cancellable operating lease
2020	$43,842
2021	89,736
2022	82,885
Total minimum non-cancellable operating lease payments	216,463
Less discount to fair value	(39,132)
Total fair value of lease payments	$177,331

2020	$86,997
2021	89,736
2022	82,885
Total minimum non-cancellable operating lease payments	259,618
Less discount to fair value	(45,598)
Total minimum principal payments	$214,020